Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GREAT-WEST FUNDS, INC.
Great-West Global Bond Fund
Institutional Class Ticker: MXZMX
Investor Class Ticker: MXGBX
(the “Fund”)
Supplement dated July 7, 2021 to the Prospectus, Summary Prospectus and Statement of Additional Information
(“SAI”) for the Fund, each dated April 30, 2021, as supplemented.
At meetings held on June
9-10,
2021 the Board of Directors of Great-West Funds, Inc. (“Great-West Funds”), including a majority of its directors who are not “interested persons” of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended) (the “Board”), approved the following:

1.
Removing Franklin Advisers, Inc. as a
sub-adviser
to the Fund and hiring BlueBay Asset Management LLP (“BlueBay”) as an additional sub-adviser
alongside Mellon Investments Corporation (“Mellon”), the Fund’s other sub-adviser,
effective on or about July 9, 2021 (the “First Effective Date”);

2.	Reducing the management fees and expense limit of the Fund on or about the First Effective Date as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.58% of the average daily net assets on assets up to $1 billion, 0.53% of the average daily net assets on assets over $1 billion, and 0.48% of the average daily net assets on assets over $2 billion	0.57% of the average daily net assets on assets up to $1 billion, 0.52% of the average daily net assets on assets over $1 billion, and 0.47% of the average daily net assets on assets over $2 billion
Expense Limit	0.66% of the average daily net assets	0.65% of the average daily net assets

3.	Changing the Fund’s benchmark index from the FTSE World Government Bond Index to the Bloomberg Barclays Global Aggregate Index on or about the First Effective Date; and

4.
Sub-adviser
responsibilities currently handled by Mellon will transition to Insight North America LLC (“Insight”), an affiliate of Mellon, on or about August 31, 2021 (“Second Effective Date”). The portfolio managers who are currently responsible for the day-to-day
management of the Fund will continue to manage the Fund’s investments. This sub-adviser
change is occurring because the Bank of New York Mellon Corporation, the parent company of Mellon and Insight, announced its intention to realign several of its investment firms. As a result of this realignment, portfolio managers responsible for managing the Fund’s investments who are employees of Mellon will become employees of Insight and will no longer be employees of Mellon.

Accordingly, on the
First Effective Date
the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:
All references to Franklin Advisers, Inc. in the Prospectus, Summary Prospectus and SAI are hereby removed.
Under the header “Fund Summary”, in the section entitled “Fees and Expenses of the Fund” of the P
r
ospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:
Annual Fund Operating Expenses
1
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management Fees	0.57%	0.57%
Distribution and Service (12b-1) Fees	0.00%	0.00%
Total Other Expenses	0.08%	0.52%
Shareholder Services Fees	0.00%	0.35%
Other Expenses	0.08%	0.17%
Total Annual Fund Operating Expenses	0.65%	1.09%
Fee Waiver and Expense Reimbursement 2	0.00%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.65%	1.00%
1	The management fees of the Fund have been restated to reflect the current management fees.
2
The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.65% of the Class’s average daily net assets, excluding Distribution and Service
(12b-1)
Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year
terms unless it is terminated by Great-West Funds or the investment adviser upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Great-West Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.

Under the header “Fund Summary”, in the section entitled “Example” of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$66	$208	$362	$810
Investor Class	$102	$338	$592	$1,321
Under the header “Fund Summary”, in the section entitled “Principal Investment Strategies” of the Prospectus and Summary Prospectus, the section is hereby deleted in its entirety and replaced with the following:
Below is a summary of the principal investment strategies of the Fund.
The Fund will, under normal circumstances, invest at least 80% of its net assets in bonds issued by companies, governments and government agencies located around the world. Bonds include fixed income securities of any maturity, such as debt securities, notes (including structured notes), bills and debentures (including inflation-indexed securities), mortgage-related securities, asset-backed securities, convertible securities, floating rate loans (limited to up to 20% of the Fund’s net assets) and other floating rate securities, Eurodollar and Yankee dollar instruments, and preferred stocks. Under normal circumstances, the Fund will invest at least 40% of its net assets in
non-U.S.
issuers. The Fund focuses on fixed income securities rated investment grade or the unrated equivalent as determined by the sub-advisers,
but may invest up to 25% of its total assets in below investment grade securities (commonly known as “high yield securities” or “junk bonds”). The Fund may invest without limit in developing and emerging markets. The Fund’s investments may be denominated in both the U.S. dollar and currencies of other developed countries and in currencies of the local emerging market countries.
The Fund may invest in derivatives, including but not limited to, credit linked notes, foreign exchange forwards, non-deliverable
forwards, total return swaps, interest rate swaps, currency swaps, options, futures, swaptions and credit default swaps, currency forwards and bond futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks or to express a strategic market outlook.
Great-West Capital Management, LLC (“GWCM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Great-West Funds (the “Board”), selects the Fund’s sub-advisers
and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers:
BlueBay Asset Management LLP (“BlueBay”) and Mellon Investments Corporation (“Mellon”) (each, a
“Sub-Adviser”,
and collectively, the
“Sub-Advisers”).
BlueBay’s investment process combines a top down focus on structural trends in policy and politics and impacts on global fixed income markets with a bottom-up
relative value strategy for security and sector selection. Mellon focuses on identifying undervalued government bond markets, currencies, sectors and securities and looks for fixed-income securities with the most potential for added value. GWCM maintains a strategic asset allocation of the Fund’s assets with each
Sub-Adviser
and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to BlueBay and a 50% allocation of the Fund’s assets to Mellon. Notwithstanding these target allocations, GWCM may change the asset allocations at any time and without shareholder notice or approval.
Under the header “Fund Summary”, in the section entitled “Principal Investment Risks” of the Prospectus and Summary Prospectus, the following risk is being added:
Convertible Securities Risk
- The value of a convertible security held by the Fund may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities, or the security may be called for redemption at a time and/or price unfavorable to the Fund.

Great-West Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GREAT-WEST FUNDS, INC.
Great-West Global Bond Fund
Institutional Class Ticker: MXZMX
Investor Class Ticker: MXGBX
(the “Fund”)
Supplement dated July 7, 2021 to the Prospectus, Summary Prospectus and Statement of Additional Information
(“SAI”) for the Fund, each dated April 30, 2021, as supplemented.
At meetings held on June
9-10,
2021 the Board of Directors of Great-West Funds, Inc. (“Great-West Funds”), including a majority of its directors who are not “interested persons” of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended) (the “Board”), approved the following:

1.
Removing Franklin Advisers, Inc. as a
sub-adviser
to the Fund and hiring BlueBay Asset Management LLP (“BlueBay”) as an additional sub-adviser
alongside Mellon Investments Corporation (“Mellon”), the Fund’s other sub-adviser,
effective on or about July 9, 2021 (the “First Effective Date”);

2.	Reducing the management fees and expense limit of the Fund on or about the First Effective Date as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.58% of the average daily net assets on assets up to $1 billion, 0.53% of the average daily net assets on assets over $1 billion, and 0.48% of the average daily net assets on assets over $2 billion	0.57% of the average daily net assets on assets up to $1 billion, 0.52% of the average daily net assets on assets over $1 billion, and 0.47% of the average daily net assets on assets over $2 billion
Expense Limit	0.66% of the average daily net assets	0.65% of the average daily net assets

3.	Changing the Fund’s benchmark index from the FTSE World Government Bond Index to the Bloomberg Barclays Global Aggregate Index on or about the First Effective Date; and

4.
Sub-adviser
responsibilities currently handled by Mellon will transition to Insight North America LLC (“Insight”), an affiliate of Mellon, on or about August 31, 2021 (“Second Effective Date”). The portfolio managers who are currently responsible for the day-to-day
management of the Fund will continue to manage the Fund’s investments. This sub-adviser
change is occurring because the Bank of New York Mellon Corporation, the parent company of Mellon and Insight, announced its intention to realign several of its investment firms. As a result of this realignment, portfolio managers responsible for managing the Fund’s investments who are employees of Mellon will become employees of Insight and will no longer be employees of Mellon.

Accordingly, on the
First Effective Date
the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:
All references to Franklin Advisers, Inc. in the Prospectus, Summary Prospectus and SAI are hereby removed.
Under the header “Fund Summary”, in the section entitled “Fees and Expenses of the Fund” of the P
r
ospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:
Annual Fund Operating Expenses
1
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management Fees	0.57%	0.57%
Distribution and Service (12b-1) Fees	0.00%	0.00%
Total Other Expenses	0.08%	0.52%
Shareholder Services Fees	0.00%	0.35%
Other Expenses	0.08%	0.17%
Total Annual Fund Operating Expenses	0.65%	1.09%
Fee Waiver and Expense Reimbursement 2	0.00%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.65%	1.00%
1	The management fees of the Fund have been restated to reflect the current management fees.
2
The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.65% of the Class’s average daily net assets, excluding Distribution and Service
(12b-1)
Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year
terms unless it is terminated by Great-West Funds or the investment adviser upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Great-West Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.

Under the header “Fund Summary”, in the section entitled “Example” of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$66	$208	$362	$810
Investor Class	$102	$338	$592	$1,321
Under the header “Fund Summary”, in the section entitled “Principal Investment Strategies” of the Prospectus and Summary Prospectus, the section is hereby deleted in its entirety and replaced with the following:
Below is a summary of the principal investment strategies of the Fund.
The Fund will, under normal circumstances, invest at least 80% of its net assets in bonds issued by companies, governments and government agencies located around the world. Bonds include fixed income securities of any maturity, such as debt securities, notes (including structured notes), bills and debentures (including inflation-indexed securities), mortgage-related securities, asset-backed securities, convertible securities, floating rate loans (limited to up to 20% of the Fund’s net assets) and other floating rate securities, Eurodollar and Yankee dollar instruments, and preferred stocks. Under normal circumstances, the Fund will invest at least 40% of its net assets in
non-U.S.
issuers. The Fund focuses on fixed income securities rated investment grade or the unrated equivalent as determined by the sub-advisers,
but may invest up to 25% of its total assets in below investment grade securities (commonly known as “high yield securities” or “junk bonds”). The Fund may invest without limit in developing and emerging markets. The Fund’s investments may be denominated in both the U.S. dollar and currencies of other developed countries and in currencies of the local emerging market countries.
The Fund may invest in derivatives, including but not limited to, credit linked notes, foreign exchange forwards, non-deliverable
forwards, total return swaps, interest rate swaps, currency swaps, options, futures, swaptions and credit default swaps, currency forwards and bond futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks or to express a strategic market outlook.
Great-West Capital Management, LLC (“GWCM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Great-West Funds (the “Board”), selects the Fund’s sub-advisers
and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers:
BlueBay Asset Management LLP (“BlueBay”) and Mellon Investments Corporation (“Mellon”) (each, a
“Sub-Adviser”,
and collectively, the
“Sub-Advisers”).
BlueBay’s investment process combines a top down focus on structural trends in policy and politics and impacts on global fixed income markets with a bottom-up
relative value strategy for security and sector selection. Mellon focuses on identifying undervalued government bond markets, currencies, sectors and securities and looks for fixed-income securities with the most potential for added value. GWCM maintains a strategic asset allocation of the Fund’s assets with each
Sub-Adviser
and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to BlueBay and a 50% allocation of the Fund’s assets to Mellon. Notwithstanding these target allocations, GWCM may change the asset allocations at any time and without shareholder notice or approval.
Under the header “Fund Summary”, in the section entitled “Principal Investment Risks” of the Prospectus and Summary Prospectus, the following risk is being added:
Convertible Securities Risk
- The value of a convertible security held by the Fund may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities, or the security may be called for redemption at a time and/or price unfavorable to the Fund.